OTHER INTANGIBLE ASSETS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other intangible assets
Amortization expense	598	544	662
Licenses
Amortized intangible assets
Amortized intangible assets, Accumulated amortization	(5,226)	(3,194)
Total	5,498
Other intangible assets
Amortized intangible assets, Accumulated amortization	(5,226)	(3,194)
Total other intangible assets, Net carrying value	5,498	3,202
Estimated amortization expense in the year ended December 31,
2015	970
2016	973
2017	970
2018	970
2019	849
Thereafter	766
Total	5,498
Licenses | Minimum
Amortized intangible assets
Useful lives	3 years
Licenses | Maximum
Amortized intangible assets
Useful lives	15 years
Other intangible assets
Amortized intangible assets
Amortized intangible assets, Accumulated amortization	(65,785)	(58,153)
Total	54,592
Other intangible assets
Total other intangible assets, Gross carrying value	122,756	96,576
Amortized intangible assets, Accumulated amortization	(65,785)	(58,153)
Total other intangible assets, Net carrying value	56,971	38,423
Amortization expense	15,601	14,110	12,482
Estimated amortization expense in the year ended December 31,
2015	16,901
2016	13,740
2017	9,601
2018	5,036
2019	2,301
Thereafter	7,013
Total	54,592
Intangible assets excluding licensing agreement prepayments
Amortized intangible assets
Amortized intangible assets, Gross carrying value	120,377	96,184
Amortized intangible assets, Accumulated amortization	(65,785)	(58,153)
Total	54,592	38,031
Other intangible assets
Amortized intangible assets, Accumulated amortization	(65,785)	(58,153)
Estimated amortization expense in the year ended December 31,
Total	54,592	38,031
Billing and telecommunication software
Amortized intangible assets
Useful lives	4 years	4 years
Amortized intangible assets, Gross carrying value	67,238	53,225
Amortized intangible assets, Accumulated amortization	(41,853)	(37,265)
Total	25,385	15,960
Other intangible assets
Amortized intangible assets, Accumulated amortization	(41,853)	(37,265)
Estimated amortization expense in the year ended December 31,
Total	25,385	15,960
Billing and telecommunication software | Minimum
Amortized intangible assets
Useful lives	1 year
Billing and telecommunication software | Maximum
Amortized intangible assets
Useful lives	20 years
Office software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	12,713	9,309
Amortized intangible assets, Accumulated amortization	(5,695)	(3,582)
Total	7,018	5,727
Other intangible assets
Amortized intangible assets, Accumulated amortization	(5,695)	(3,582)
Estimated amortization expense in the year ended December 31,
Total	7,018	5,727
Office software | Minimum
Amortized intangible assets
Useful lives	1 year
Office software | Maximum
Amortized intangible assets
Useful lives	10 years
Rights to use radio frequencies
Amortized intangible assets
Amortized intangible assets, Gross carrying value	11,444	9,850
Amortized intangible assets, Accumulated amortization	(5,684)	(4,905)
Total	5,760	4,945
Other intangible assets
Amortized intangible assets, Accumulated amortization	(5,684)	(4,905)
Estimated amortization expense in the year ended December 31,
Total	5,760	4,945
Rights to use radio frequencies | Minimum
Amortized intangible assets
Useful lives	1 year
Rights to use radio frequencies | Maximum
Amortized intangible assets
Useful lives	15 years
Customer base
Amortized intangible assets
Amortized intangible assets, Gross carrying value	7,690	8,757
Amortized intangible assets, Accumulated amortization	(3,166)	(3,622)
Total	4,524	5,135
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,166)	(3,622)
Estimated amortization expense in the year ended December 31,
Total	4,524	5,135
Customer base | Minimum
Amortized intangible assets
Useful lives	4 years
Customer base | Maximum
Amortized intangible assets
Useful lives	31 years
Accounting software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	3,637	4,330
Amortized intangible assets, Accumulated amortization	(2,641)	(3,021)
Total	996	1,309
Other intangible assets
Amortized intangible assets, Accumulated amortization	(2,641)	(3,021)
Estimated amortization expense in the year ended December 31,
Total	996	1,309
Accounting software | Minimum
Amortized intangible assets
Useful lives	1 year
Accounting software | Maximum
Amortized intangible assets
Useful lives	5 years
Numbering capacity
Amortized intangible assets
Amortized intangible assets, Gross carrying value	3,746	3,623
Amortized intangible assets, Accumulated amortization	(3,508)	(2,849)
Total	238	774
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,508)	(2,849)
Estimated amortization expense in the year ended December 31,
Total	238	774
Numbering capacity | Minimum
Amortized intangible assets
Useful lives	2 years
Numbering capacity | Maximum
Amortized intangible assets
Useful lives	15 years
Credit line
Amortized intangible assets
Amortized intangible assets, Gross carrying value	3,238
Total	3,238
Estimated amortization expense in the year ended December 31,
Total	3,238
Credit line | Minimum
Amortized intangible assets
Useful lives	1 year
Credit line | Maximum
Amortized intangible assets
Useful lives	3 years
Other intangibles
Amortized intangible assets
Amortized intangible assets, Gross carrying value	10,671	7,090
Amortized intangible assets, Accumulated amortization	(3,238)	(2,909)
Total	7,433	4,181
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,238)	(2,909)
Estimated amortization expense in the year ended December 31,
Total	7,433	4,181
Other intangibles | Minimum
Amortized intangible assets
Useful lives	1 year
Other intangibles | Maximum
Amortized intangible assets
Useful lives	15 years
Prepayments for intangible assets
Amortized intangible assets
Amortized intangible assets, Gross carrying value	2,379	392
Total	2,379	392
Estimated amortization expense in the year ended December 31,
Total	2,379	392